Supplement to the
Fidelity® Defined Maturity Funds
August 29, 2014
Prospectus

This Prospectus dated August 29, 2014 is no longer applicable for Fidelity Municipal Income 2015 Fund.

The following information replaces similar information for Fidelity Municipal Income 2015 Fund found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Shareholder fees (fees paid directly from your investment)	None

The following information replaces similar information for Fidelity Municipal Income 2015 Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on page 6.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

DMI-15-02  July 10, 2015
1.9585870.103

Supplement to the

Fidelity® Municipal Income 2015 Fund (FMLCX), Fidelity® Municipal Income 2017 Fund (FMIFX),
Fidelity Municipal Income 2019 Fund (FMCFX), Fidelity Municipal Income 2021 Fund (FOCFX),
and Fidelity Municipal Income 2023 Fund (FCHPX)

Fidelity Municipal Income 2015 Fund is a Class of shares of Fidelity Municipal Income 2015 Fund,
Fidelity Municipal Income 2017 Fund is a Class of shares of Fidelity Municipal Income 2017 Fund,
Fidelity Municipal Income 2019 Fund is a Class of shares of Fidelity Municipal Income 2019 Fund,
Fidelity Municipal Income 2021 Fund is a Class of shares of Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund is a Class of shares of Fidelity Municipal Income 2023 Fund

Funds of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2014

This Statement of Additional Information dated August 29, 2014 is no longer applicable for Fidelity Municipal Income 2015 Fund.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 31.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Municipal Income 2015 Fund	none	none
Fidelity Municipal Income 2017 Fund	none	none
Fidelity Municipal Income 2019 Fund	none	none
Fidelity Municipal Income 2021 Fund	none	none
Fidelity Municipal Income 2023 Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Municipal Income 2015 Fund	over $100,000	none	none	none
Fidelity Municipal Income 2017 Fund	none	none	none	none
Fidelity Municipal Income 2019 Fund	none	none	none	none
Fidelity Municipal Income 2021 Fund	none	none	none	none
Fidelity Municipal Income 2023 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Municipal Income 2015 Fund	none	none	none	none
Fidelity Municipal Income 2017 Fund	none	none	none	none
Fidelity Municipal Income 2019 Fund	none	none	none	none
Fidelity Municipal Income 2021 Fund	none	none	none	none
Fidelity Municipal Income 2023 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DMIB-15-02  July 10, 2015
1.933382.103

The following information replaces similar information found in the "Description of the Trust" section on page 47.

Custodian. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

Supplement to the
Fidelity® Defined Maturity Funds
Class A
August 29, 2014
Prospectus

This Prospectus dated August 29, 2014 is no longer applicable for Fidelity Municipal Income 2015 Fund.

The following information replaces similar information for Fidelity Municipal Income 2015 Fund found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)A	None

A Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor 401(k) Retirement Plan.

The following information replaces similar information for Fidelity Municipal Income 2015 Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 7.

The price to sell one share is its NAV, minus any applicable contingent deferred sales charge (CDSC). Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

ADMI-15-02  July 10, 2015
1.929001.104

Supplement to the
Fidelity® Defined Maturity Funds
Institutional Class
August 29, 2014
Prospectus

This Prospectus dated August 29, 2014 is no longer applicable for Fidelity Municipal Income 2015 Fund.

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information for Fidelity Municipal Income 2015 Fund found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Shareholder fees (fees paid directly from your investment)	None

The following information replaces similar information for Fidelity Municipal Income 2015 Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on page 6.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

ADMII-15-03  July 10, 2015
1.929002.105

Supplement to the

Fund	Class A	Institutional Class
Fidelity Advisor® Municipal Income 2015 Fund	FAMPX	FAMIX
Fidelity Advisor Municipal Income 2017 Fund	FAMMX	FAVIX
Fidelity Advisor Municipal Income 2019 Fund	FAPAX	FACIX
Fidelity Advisor Municipal Income 2021 Fund	FOMAX	FOMIX
Fidelity Advisor Municipal Income 2023 Fund	FSODX	FSWTX

Fidelity Advisor Municipal Income 2015 Fund Class A and Institutional Class are Classes of shares of Fidelity® Municipal Income 2015 Fund; Fidelity Advisor Municipal Income 2017 Fund Class A and Institutional Class are Classes of shares of Fidelity Municipal Income 2017 Fund; Fidelity Advisor Municipal Income 2019 Fund Class A and Institutional Class are Classes of shares of Fidelity Municipal Income 2019 Fund; Fidelity Advisor Municipal Income 2021 Fund Class A and Institutional Class are Classes of shares of Fidelity Municipal Income 2021 Fund; and Fidelity Advisor Municipal Income 2023 Fund Class A and Institutional Class are Classes of shares of Fidelity Municipal Income 2023 Fund

Funds of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2014

This Statement of Additional Information dated August 29, 2014 is no longer applicable for Fidelity Municipal Income 2015 Fund.

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 31.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Municipal Income 2015 Fund	none	none
Fidelity Municipal Income 2017 Fund	none	none
Fidelity Municipal Income 2019 Fund	none	none
Fidelity Municipal Income 2021 Fund	none	none
Fidelity Municipal Income 2023 Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Municipal Income 2015 Fund	over $100,000	none	none	none
Fidelity Municipal Income 2017 Fund	none	none	none	none
Fidelity Municipal Income 2019 Fund	none	none	none	none
Fidelity Municipal Income 2021 Fund	none	none	none	none
Fidelity Municipal Income 2023 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Municipal Income 2015 Fund	none	none	none	none
Fidelity Municipal Income 2017 Fund	none	none	none	none
Fidelity Municipal Income 2019 Fund	none	none	none	none
Fidelity Municipal Income 2021 Fund	none	none	none	none
Fidelity Municipal Income 2023 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following information replaces the similar information found in the "Description of the Trust" section on page 48.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

ADMI-ADMIIB-15-02  July 10, 2015
1.933383.103